IN-PROCESS               AGMT           RD             FINAL   Y
N

                                        1933 Act File No.2-
77822
                                        1940 Act File No.811-
3475

              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.

  Post-Effective Amendment No.  23                        X

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

  Amendment No.

               AUTOMATED GOVERNMENT MONEY TRUST
      (Exact Name of Registrant as Specified in Charter)

                   Federated Investors Tower
              Pittsburgh, Pennsylvania 15222-3779
           (Address of Principal Executive Offices)

                        (412) 288-1900
                (Registrant's Telephone Number)
    John W. McGonigle, Esquire, Federated Investors Tower,
              Pittsburgh, Pennsylvania 15222-3779
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b)
   on _________________ pursuant to paragraph (b)
   60 days after filing pursuant to paragraph (a)
   on                 pursuant to paragraph (a) of Rule 485.

Registrant has filed with the Securities and Exchange
Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on September 15, 1995; or
   intends to file the Notice required by that Rule on or about
   ___________; or
   during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment
   Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                          Copies to:

  Charles H. Morin, Esquire
  Dickstein, Shapiro & Morin, L.L.P.
  2101 L Street, N.W.
  Washington, D.C.  20037



CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF
   1933


                                         Proposed
Title of                      Proposed   Maximum
Securities      Amount        Maximum    Aggregate     Amount
of
Being           Being       Offering Price   Offering
Registration
Registered     Registered     Per Unit    Price*     Fee
Shares of
beneficial        829,389,775          $1.00    $829,389,775
   $100.00
interest
(No Par Value)




*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 15,259,334,772. The total amount of redeemed securities used for reductions pursuant to paragraph
(a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 14,429,944,997. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 829,389,775.


                     CONTENTS OF AMENDMENT

  This Post-Effective Amendment No. 23 to the Registration
Statement of Automated Government Money Trust is comprised of the following papers and documents:

     1.   The facing sheet to register a definite
       number of shares of beneficial interest, no par value, of AUTOMATED GOVERNMENT MONEY TRUST;

     2. The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.   Signature page.

                          SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Automated Government Money Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 15th day of September, 1995.

               AUTOMATED GOVERNMENT MONEY TRUST

          BY:  /s/ Robert C. Rosselot
             Robert C. Rosselot, Assistant Secretary
             Attorney in Fact for John F. Donahue
             September 15, 1995


  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ Robert C. Rosselot
   Robert C. Rosselot      Attorney In Fact    September 15,
1995
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Chairman and Trustee
                           (Chief Executive Officer)

Glen R. Johnson*           President

Edward C. Gonzales*        Vice President and Treasurer
                           (Principal Financial and
                           Accounting Officer)

Edward L. Flaherty, Jr.*   Trustee

Gregor F. Meyer*           Trustee

Marjorie P. Smuts*         Trustee

William J. Copeland*       Trustee

James E. Dowd*             Trustee

Lawrence D. Ellis, M.D.*   Trustee

Wesley W. Posvar*          Trustee

Peter E. Madden*           Trustee

John T. Conroy, Jr.*       Trustee

* By Power of Attorney